Concentrations (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 6,309,509	$ 7,759,451	$ 23,503,384	$ 21,664,070	$ 31,356,251	$ 13,620,160
In-Force Agreement [Member]
Agreement expiration date			Sep. 30, 2020
Sales Revenue, Net [Member]
Concentration risk, percentage			97.50%
Sales Revenue, Net [Member] | DSP Business And Shypdirects Mid Mile [Member]
Concentration risk, percentage			58.50%
Sales Revenue, Net [Member] | Shypdirect's Mid-mile and Long-haul business [Member]
Concentration risk, percentage			39.00%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration risk, percentage			97.50%	99.10%	98.70%	99.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration risk, percentage					93.90%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage			79.50%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage			16.40%